Related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
16.1.    Breakdown
The transaction with related parties in the Ambipar Emergency Response was carried out under the following conditions:

	December 31, 2024	December 31, 2023
Assets:
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	295,889	4,500
Ambipar Lux S.à.r.l	54	1
Ambipar ESG Risk Management Ltda	825	43
Ambipar Logistics Ltda	1,815	1,815
Environmental ESG Participações S.A.	44,857	12,595
Ambipar Eco Products S.A.	2,229	2,229
Ambipar Workforce Solution Mão de Obra Temp. Ltda	6,078	6,094
Ambipar Environmental Solutions - Soluções Ambientais Ltda	1,217	1,154
Ambipar Environment Waste Logistics Ltda	717	717
Ambipar Environment Reverse Manufacturing S.A.	34	34
Ambipar ESG Brasil S.A.	30	30
Ambipar Incorporações Ltda	18,405	—
Ambipar Coprocessing Ltda	12	2
Biofílica Ambipar Environmental Investments S.A.	75	96
Ambipar Environment Waste Management AL S.A.	4,783	—
Gestión de Servicios Ambientales S.A.C.	—	12
	377,020	29,322
Liabilities:
Dividends payable:
Controlling shareholder	—	38,355
Non-controlling shareholders	29,962	19,009
	29,962	57,364
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	52,500	564,571
Ambipar Eco Products S.A.	2,209	2,209
Ambipar Environment Waste Logistics Ltda	1,296	1,296
Ambipar Environmental Solutions - Soluções Ambientais Ltda	3,976	3,203
Ambipar Lux S.à.r.l	1,282,346	—
Ambipar Environmental Nordeste Ltda	8	—
Environmental ESG Participações S.A.	186	9,747
Disal Chile Sanitarios Portables Ltda	189	153
Disal Chile Servicios Integrales Ltda	352	204
Gestión de Servicios Ambientales S.A.C.	—	255
Recitotal Com. Serv Ltda	—	8
Ambipar R&D Pesquisa e Desenvolvimento Ltda	—	99
Ambipar Logístics Ltda	2,125	2,145
Ambipar Green Tech Ltda	93	93
Ambipar Compliance Solutions S.A.	3	3
Ambipar Environmental Centroeste S.A.	92	143
Ambipar Worforce Solution Mão de Obra Temporária Ltda	5,578	5,578
Ambipar Environment Reverse Manufacturing S.A.	1	1
Brasil Coleta Gerenciamento de Resíduos Ltda	—	700
Ambipar Environmental Mining Ltda	135	89
Ambipar Environmental Nordeste Ltda	8	8
Ambipar Bank Intermediação de negócios, Pag e Part S.A.	—	30,337
	1,351,097	620,842
The remuneration of key personnel is recorded in profit or loss under employee benefits.
Loans
They comprise checking account transactions carried out exclusively between wholly owned subsidiaries of the Group Response’s parent company, Ambipar Participações e Empreendimentos S.A., i.e., subsidiaries over which the parent company has full control. These transactions, whose contracts are for an indefinite period and without remuneration, are carried out and are characterized by the concept of cash centralization, i.e., single cash, aiming at better management of financial resources for the Ambipar Group.
Obligations due to acquisition of investments
The settlement of obligations of Ambipar subsidiaries in certain corporate transactions through the delivery of shares of the Company generated a related party with the subsidiaries of R$91,320, as mentioned in explanatory note 1.2, in Relevant events of the years.
Prepaid Expenses
As of December 31, 2024, the amount of R$ 7,120 thousand (R$ 6,730 thousand as of December 31, 2023) is recorded under “Prepaid Expenses,” referring to amounts to be reimbursed by the shareholder of the indirectly controlled entity Ambipar Dracares. This amount relates to liabilities assumed by the Company, the triggering event of which occurred prior to the acquisition of Ambipar Dracares by its subsidiary Emergência Participações.
Commercial transactions
Related parties linked to the Chilean non-controlling shareholder, which has strictly business transactions, i.e., entered into for the purpose of providing environmental services, leases, as well as providing emergency response services. For the execution of such transactions, the commercial conditions of the local market are followed.

	December 31, 2024	December 31, 2023	December 31, 2022
Statement of income (business transactions)
Revenues
Disal Chile Sanitarios Portables Ltda	87	81	24
Gestión de Servicios Ambientales S.A.C.	—	46	—
	87	127	24
Costs
Disal Chile Sanitarios Portables Ltda	(1,170)	(11)	—

	(1,170)	(11)	—
Net Income (loss)	(1,083)	116	24
Shared costs between companies
Part of the amount payable to the parent company Ambipar Participações comes from the sharing of costs of the shared office (Shared Solutions Center – SSC) that is distributed among companies in Brazil according to the revenue of each company in relation to the Ambipar Group.
16.2.    Remuneration of key personnel
The remuneration of all directors of the Company that corresponds to short-term benefits was R$50,396 in December 31, 2024 (R$77,269 on December 31, 2023, and R$35,263 on December 31, 2022).
Benefits, such as vehicle use, reimbursement, travel, and others, are granted to officers, on December 31, 2024, these benefits totaled R$2,599 (R$2,025 on December 31, 2023, and R$833 on December 31, 2022).
In December 2024, no long-term benefits, termination of employment contracts or share-based remuneration were paid.